Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Operating Leases, Rent Expense, Net	$ 1,172,843	$ 521,637	$ 475,113
Branch locations	14
Loan production offices	5
Pointer Ridge Office Investment, LLC [Member]
Loss Contingencies [Line Items]
Notes Payable to Bank	$ 6,600,000
Equity Method Investment, Ownership Percentage	62.50%